Consolidated Statement of Operations	10 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Professional fees and other expenses	$ 3,702,033
Franchise tax expense	163,839
Loss from operations	(3,865,872)
Interest and dividend income on investments held in Trust Account	8,784
Net Loss	$ (3,857,088)
Common Class A [Member]
Basic and diluted weighted average shares outstanding | shares	16,872,995
Basic and diluted net loss per share | $ / shares	$ (0.17)
Common Class B [Member]
Basic and diluted weighted average shares outstanding | shares	5,418,853
Basic and diluted net loss per share | $ / shares	$ (0.17)